Schedule of deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended		24 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Tax losses carryforward		R$ 2,822,754	R$ 2,060,846
Adjustments for current tax of prior periods		1,046,574	772,283
Deferred tax expense (income) relating to origination and reversal of temporary differences		5,110,696	4,120,642
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]		(2,193,136)	(2,038,105)
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]		2,193,136	2,038,105
Deferred tax liability (asset)		2,917,560	2,082,537	R$ 2,917,560	R$ 1,760,552
Deferred tax assets		2,941,270	2,109,064	2,941,270
Deferred tax liabilities		(23,710)	(26,527)	(23,710)
Provisions For Tax Civi Land Labor Risks [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		458,229	458,019
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		184,643	194,977
Impairment On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		64,297	67,900
Losses on change in fair value of derivatives		42,566		R$ 41,899
Provision For Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		150,609	115,959
Employees Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		47,227	86,752
Write Down To Net Realizable Value Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		27,934	19,189
Employees Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		148,990	216,510
Lease Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		95,563	86,308
Adjustment To The Expcted Annual Rate [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		21,310	(0)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]	[1]	(920,214)	(761,429)
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]	[1]	920,214	761,429
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]		32,381	22,749
[custom:DeferredTaxExpenseIncomeRelatingToOriginationAndReversalOfTemporaryDifferencesLiabilities]		R$ (32,381)	R$ (22,749)

[1]	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.